Debt securities (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt securities
Total debt securities		₽ 16,975
12 month ECL
Debt securities
Total debt securities	₽ 4,993	16,876
Lifetime ECL | Financial instruments not credit-impaired
Debt securities
Total debt securities		99
Gross carrying amount | Securities accounted at FVOCI | Graded ruAA- and above
Debt securities
Corporate bonds		1,480
Gross carrying amount | Securities accounted at FVOCI | Graded ruA- and above
Debt securities
Corporate bonds		4,687
Gross carrying amount | Securities accounted at FVOCI | Foreign
Debt securities
Government bonds		1,021
Gross carrying amount | Securities accounted at FVOCI | Russia
Debt securities
Government bonds		5,632
Gross carrying amount | Securities accounted at amortised cost | Russia
Debt securities
Government bonds		4,160
Gross carrying amount | 12 month ECL | Securities accounted at FVOCI | Graded ruAA- and above
Debt securities
Corporate bonds		1,381
Gross carrying amount | 12 month ECL | Securities accounted at FVOCI | Graded ruA- and above
Debt securities
Corporate bonds		4,687
Gross carrying amount | 12 month ECL | Securities accounted at FVOCI | Foreign
Debt securities
Government bonds	3,420	1,021
Gross carrying amount | 12 month ECL | Securities accounted at FVOCI | Russia
Debt securities
Government bonds		5,632
Gross carrying amount | 12 month ECL | Securities accounted at amortised cost
Debt securities
Term deposit in bank rated A and above	₽ 1,573
Gross carrying amount | 12 month ECL | Securities accounted at amortised cost | Russia
Debt securities
Government bonds		4,160
Gross carrying amount | Lifetime ECL | Financial instruments not credit-impaired | Securities accounted at FVOCI | Graded ruAA- and above
Debt securities
Corporate bonds		99
Expected credit loss allowance / Impairment
Debt securities
Total debt securities		(5)
Expected credit loss allowance / Impairment | 12 month ECL
Debt securities
Total debt securities		₽ (5)